Organization and Principal Activities (Details)	Oct. 25, 2021	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Oct. 21, 2021 USD ($) $ / shares shares	Oct. 21, 2021 HKD ($) $ / shares shares	Feb. 20, 2004 HKD ($) shares
Organization and Principal Activities [Line Items]
Authorized share capital			$ 1,000,000,000			$ 128,205,128	$ 1,000,000,000
Ordinary shares		4,000,000,000	4,000,000,000	4,000,000,000
Par value | (per share)		$ 0.03	$ 0.25	$ 0.03	$ 0.25
Share Issued		20,000,000	20,000,000	20,000,000
Issued to DHGL		$ 641,026		$ 641,026				$ 1
DHGL [Member]
Organization and Principal Activities [Line Items]
Percentage of DHGL	100.00%
HK [Member]
Organization and Principal Activities [Line Items]
Share Issued								5,000,000
Ordinary shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares						1,000,000,000	1,000,000,000
Par value | (per share)			$ 0.25			$ 0.1282	$ 1